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                            RULE 497(j) CERTIFICATION



            Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 28 to BB&T Fund's Registration Statement on Form N-1A filed on April 29, 2002 pursuant to Rule 485(b):

            1. Prospectus, dated May 1, 2002, relating to the BB&T Equity Index
               Fund.

            2. Statement of Additional Information, dated May 1, 2002, relating to the BB&T Equity Index Fund.

The text of the Registration Statement was filed electronically.


                                            BB&T Funds
                                            Registrant



                                            */s/Walter B. Grimm
                                            --------------------
                                            Walter B. Grimm
                                            President


                                            *By /s/Alan G. Priest
                                            ---------------------
                                            Alan G. Priest
                                            Attorney in Fact

May 6, 2002